Income Taxes (Details) - Schedule of combined canadian federal and provincial statutory income tax rate - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule of Combined Canadian Federal and Provincial Statutory Income Tax Rate [Abstract]
Net loss before income tax	$ (9,446,454)	$ (552,436)	$ (182,116)
Combined federal and provincial statutory income tax rates	27.00%	27.00%	27.00%
Expected income tax recovery at statutory rates	$ 2,550,543	$ 149,158	$ 49,171
Non-deductible differences	(1,102,753)	(7,310)	18,711
Change in unrecognized deductible temporary differences	(1,447,790)	(141,848)	(67,882)
Total income tax recovery